Long-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31, 2024	December 31, 2023
Senior unsecured revolving credit facilities (a)	—	2025-2028	N/A		$250,692	$1,361,520
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2025-2031	N/A		180,346	786,962
Commercial paper	—	2025	N/A		382,992	481,720
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (c)	5.37%	2026		$1,140,787	1,140,167	1,144,897
Senior unsecured notes (d)	4.25%	2027-2047		$2,195,000	2,181,759	1,406,278
Senior unsecured utility notes	6.30%	2025-2035		$137,000	145,558	147,589
Senior secured utility bonds (e)	4.82%	2026-2044		$861,678	849,203	551,166
Canadian dollar borrowings
Senior unsecured notes	3.32%	2050	C$	200,000	137,868	151,395
Senior secured project notes	10.21%	2027	C$	13,255	9,212	12,738
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.73%	2028-2040	CLF	1,405	59,440	70,967
					$5,337,237	$6,115,232
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400,000	274,281	298,382
Subordinated unsecured notes	5.97%	2079-2082		$1,100,000	1,087,255	1,086,541
					$6,698,773	$7,500,155
Less: current portion					(491,733)	(621,856)
					$6,207,040	$6,878,299
Short-term obligations of $118,286 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
9.Long-term debt (continued)
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
The following table sets out the bank credit facilities available to AQN and its operating groups as of December 31, 2024:

	December 31, 2024	December 31, 2023
Revolving and term credit facilities	$2,380,300	$3,462,000
Funds drawn on facilities/commercial paper issued	(814,787)	(2,630,276)
Letters of credit issued	(26,246)	(77,128)
Liquidity available under the facilities	1,539,267	754,596
Undrawn portion of uncommitted letter of credit facilities	(63,300)	(39,448)
Cash on hand	34,842	25,051
Total liquidity and capital reserves	$1,510,809	$740,199
(a)Senior unsecured revolving credit facilities
On January 29, 2024, the Company amended its senior unsecured revolving credit facility (the "Bermuda Credit Facility"), increasing the limit by $25,000 to $100,000. On November 18, 2024, the Company extended the maturity of the Bermuda Credit Facility from December 31, 2024 to December 31, 2025.
On October 25, 2024, the $500,000 short-term regulated services credit facility terminated on its maturity.
On October 30, the Company extended the maturity of the $25,000 senior unsecured revolving credit facility to June 24, 2025.
(b)Senior unsecured bank credit facilities and delayed draw term facilities
On January 8, 2024, the maturity date of the fully drawn $306,500 secured credit facility of Liberty Development Energy Solutions B.V. (the "Margin Loan") was extended to September 30, 2024. The Company reclassified the Margin Loan from redeemable non-controlling interest held by related party to long-term debt as at January 4, 2024. On June 20, 2024, the Margin Loan was repaid in full.
On October 25, 2024, the senior unsecured syndicated delayed draw term facility with $610,386 drawn in connection with the acquisition of Liberty Utilities (New York Water) Corp. was repaid on its maturity.
(c)Senior unsecured notes (Green Equity Units)
On March 28, 2024, the Company successfully remarketed its $1,150,000 aggregate principal amount of 1.18% Senior Notes due June 15, 2026 (the "Notes"). The Notes were originally issued in June 2021, together with the related purchase contracts (the "Purchase Contracts"), as a component of the Company’s corporate units (the "Green Equity Units"). In connection with the remarketing, the interest rate on the Notes was reset to 5.365%, with the maturity date remaining as June 15, 2026. The proceeds from the remarketing of the Notes were used to purchase a portfolio of treasury securities that matured on June 13, 2024. Subsequently, on June 17, 2024, all outstanding Purchase Contracts were settled. In connection with the settlement of the Purchase Contracts, holders of Green Equity Units received, following payment of $50.00 for each Purchase Contract, 3.3439 Common Shares for each Purchase Contract held. The payment obligation of holders was satisfied with the proceeds of the treasury portfolio purchased in connection with the remarketing of the Notes.
9.Long-term debt (continued)
(d)Senior unsecured notes
On January 12, 2024, Liberty Utilities Co. completed an offering of $500,000 aggregate principal amount of 5.577% senior notes due January 31, 2029 (the "2029 Notes") and $350,000 aggregate principal amount of 5.869% senior notes due January 31, 2034 (the "2034 Notes" and together with the 2029 Notes, the "Senior Notes"). The Senior Notes are unsecured and unsubordinated obligations of Liberty Utilities Co. and rank equally with all of Liberty Utilities Co.’s existing and future unsecured and unsubordinated indebtedness and senior in right of payment to any existing and future Liberty Utilities Co.’s subordinated indebtedness. The 2029 Notes were priced at an issue price of 99.996% of their face value and the 2034 Notes were priced at an issue price of 99.995% of their face value. Liberty Utilities Co. used the net proceeds from the sale of the Senior Notes to repay indebtedness.
On April 30, 2024, the Company repaid a $70,000 senior unsecured note on its maturity.
(e)Senior secured utility bonds
On January 30, 2024, Empire District Bondco, a wholly owned subsidiary of The Empire District Electric Company, completed an offering of approximately $180,500 of aggregate principal amount of 4.943% Securitized Utility Tariff Bonds with a maturity date of January 1, 2035 and $125,000 aggregate principal amount of 5.091% Securitized Utility Tariff Bonds with a maturity date of January 1, 2039, to recover previously incurred qualified extraordinary costs associated with the Midwest Extreme Weather Event and energy transition costs related to the retirement of the Asbury generating plant described in note 7. The principal asset securing the Securitization Bonds is the securitized utility tariff property.
As of December 31, 2024, the Company has accrued $76,956 in interest expense (2023 - $60,782). Interest expense for the year ended December 31 consists of the following:

	2024	2023
Long-term debt	$293,544	$217,672
Commercial paper, credit facility draws and related fees	100,386	119,868
Accretion of fair value adjustments	(23,000)	(21,968)
AFUDC capitalized on regulated property	(4,604)	(9,440)
Other	(2,750)	2,308
	$363,576	$308,440
Principal payments due in the next five years and thereafter are as follows:

2025	2026	2027	2028	2029	Thereafter	Total
$491,733	$1,193,957	$458,328	$242,592	$878,743	$3,467,475	$6,732,828